PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Text block [abstract]
PROPERTY, PLANT AND EQUIPMENT

18. PROPERTY, PLANT AND EQUIPMENT

	2018			2017
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	231	(16)	215	225	(14)	211
Reservoirs, dams and watercourses	3,282	(2,132)	1,150	3,285	(2,051)	1,234
Buildings, works and improvements	1,114	(800)	314	1,117	(786)	331
Machinery and equipment	2,773	(1,919)	854	2,936	(2,062)	874
Vehicles	32	(27)	5	29	(26)	3
Furniture and utensils	16	(12)	4	16	(13)	3

	7,448	(4,906)	2,542	7,608	(4,952)	2,656

In progress	120	—	120	106	—	106

Net property, plant and equipment	7,568	(4,906)	2,662	7,714	(4,952)	2,762

Changes in PP&E are as follows:

	2017	Additions	Disposals	Depreciation	Transfer to Held for sale	Adjustment for business combination	Transfers / capitalizations	2018
In service
Land	211	—	—	(2)	—	—	6	215
Reservoirs, dams and watercourses	1,234	—	(2)	(82)	—	—	—	1,150
Buildings, works and improvements	331	—	—	(19)	—	—	2	314
Machinery and equipment	874	—	(9)	(70)	(256)	296	19	854
Vehicles	3	—		(2)	—	—	4	5
Furniture and utensils	3	—	—	—	—	—	1	4

	2,656	—	(11)	(175)	(256)	296	32	2,542

In progress	106	77	(22)				(41)	120

Net property, plant and equipment	2,762	77	(33)	(175)	(256)	296	(9)	2,662

	2016	Additions	Jaguara, Miranda and Volta Grande Plants (1)	Disposals	Depreciation	Transfers / capitalizations	2017
In service
Land	279	—	(61)	(1)	(6)	—	211
Reservoirs, dams and watercourses	1,761	—	(441)	(4)	(85)	3	1,234
Buildings, works and improvements	418	—	(69)	—	(20)	2	331
Machinery and equipment	1,172	—	(305)	(5)	(93)	105	874
Vehicles	4	—	—	—	(1)	—	3
Furniture and utensils	3	—	—	—	—	—	3

	3,637	—	(876)	(10)	(205)	110	2,656
In progress	138	83		(17)	—	(98)	106

Net property, plant and equipment	3,775	83	(876)	(27)	(205)	12	2,762

	2015	Additions	Disposals	Depreciation	Transfers / capitalizations	2016
In service
Land	279	—	—	—	—	279
Reservoirs, dams and watercourses	1,830	—	—	(99)	30	1,761
Buildings, works and improvements	437	—	(1)	(23)	5	418
Machinery and equipment	1,192	—	(42)	(110)	132	1,172
Vehicles	8	—	—	(2)	(2)	4
Furniture and utensils	4	—	—	—	(1)	3

	3,750	—	(43)	(234)	164	3,637
In progress	190	120	(13)	—	(159)	138

Net property, plant and equipment	3,940	120	(56)	(234)	5	3,775

The average annual depreciation rate for the year 2018 is 3.72% (3.14% in 2017 and 3.51% in 2016). Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management.

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings – Machine room	2	Vehicles	14.29
Buildings – Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings – Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Town planning and improvements	3.33

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be indemnified to Cemig GT for the residual value of the infrastructure assets. Management believes that the amounts ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which Cemig is entitled to receive in cash. For contracts under which Cemig does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.